OTHER OPERATING INCOME AND EXPENSES - Reimbursement of inefficiency (Details) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 30, 2018	Dec. 31, 2021
Other Operating Income and Expenses [Line Items]
Payment related to expenses, proven and not reimbursed for the strength of the economic and energy efficiency requirements		R$ 1,357,795
Reimbursement of inefficiency - CCC (b)			R$ 621,968
Amazonas Energia
Other Operating Income and Expenses [Line Items]
Reimbursement of inefficiency - CCC (b)	R$ 620,263
Boa Vista Energia
Other Operating Income and Expenses [Line Items]
Reimbursement of inefficiency - CCC (b)	R$ 1,705
Additional period for remeasurement of amounts to be reimbursed as economic and energy inefficiency	14 months